RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	May 31, 2024	Nov. 30, 2023
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTIES MATERIAL TRANSACTION

The related parties had material transactions for the six months ended May 31, 2024 and 2023 consist of the following:

Name of Related Party	Nature of Relationship at May 31, 2024
Nagata Co., Ltd.	A company significantly influenced by the Company
Sanae Kobayashi	Director of Royal House

The related parties had material transactions for the years ended November 30, 2023, 2022 and 2021 consist of the following:

Name of Related Party	Nature of Relationship at November 30, 2023
Nagata Co., Ltd.	A company significantly influenced by the Company
Sanae Kobayashi	Director of Royal House
Yoshihiro Koshiba	CEO of the Company
Metros Development Holdings Inc.	A company 100% controlled by the CEO of the Company (deregistered in November 2023)

SCHEDULE OF RELATED PARTY TRANSACTION

As of May 31, 2024 and November 30, 2023, loan receivables due from a related party, which were included in other assets in the unaudited consolidated financial statements, are as follows:

Loan receivables due from a related party		May 31, 2024	November 30, 2023
Sanae Kobayashi	Loan receivables	$249,801	$276,207
Accounts and other payables to a related party as of May 31, 2024 and November 30, 2023 are as follows:

Accounts and other payables to a related party		May 31, 2024	November 30, 2023
Nagata Co., Ltd.	Consulting service provided by related party	$16,150,324	$26,537,663
 Other income generated from related parties for the six months ended May 31, 2024 and 2023 are as follows:

		For the Six Months Ended
		May 31,
Other income from related parties		2024	2023
Nagata Co., Ltd.	Other income	$-	$17,628
Sanae Kobayashi	Interest income	673	449
 Selling, general and administrative expenses incurred with a related party for the six months ended May 31, 2024 and 2023 are as follows:

		For the Six Months Ended
		May 31,
Expenses with a related party		2024	2023
Nagata Co., Ltd.	Consulting fee	$13,081,966	$15,869,285

As of November 30, 2023 and 2022, loan receivables due from a related party, which were included in other assets in the consolidated financial statements, are as follows:

		November 30,	November 30,
Loan receivables due from a related party		2023	2022
Sanae Kobayashi	Loan receivables	$276,207	$602,674

Accounts and other payables to a related party as of November 30, 2023 and 2022 are as follows:

		November 30,	November 30,
Accounts and other payables to related party		2023	2022
Nagata Co., Ltd.	Consulting service provided by related party	$26,537,663	$25,841,648

Loan from a related party, which was included in bank and other borrowings in the consolidated financial statements, as of November 30, 2023 and 2022 is as follows:

		November 30,	November 30,
Loan from related party		2023	2022
Nagata Co., Ltd.	Loan payable	$-	$3,589

Other income generated from related parties for the years ended November 30, 2023, 2022 and 2021 is as follows:

		For the Years Ended
		November 30,
Other income from related parties		2023	2022	2021
Nagata Co., Ltd.	Other income	$17,523	$77,107	$91,743
Sanae Kobayashi	Interest income	4,189	7,621	9,944

Selling, general and administrative expenses incurred with a related party for the years ended November 30, 2023, 2022 and 2021 are as follows:

		For the Years Ended
		November 30,
Expenses with related party		2023	2022	2021
Nagata Co., Ltd.	Consulting fee	$26,548,057	$25,235,001	$16,680,567